Stockholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholder's Equity [Abstract]
STOCKHOLDER'S EQUITY

7. STOCKHOLDER’S EQUITY

Ordinary Shares

The Company is authorized to issue unlimited ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. As of December 31, 2016 and 2015, there were 22,898,864 and 20,000,000 ordinary shares issued and outstanding, respectively.

Adrie was established on November 19, 2014 with share capital of $1, which consisted of one share with a par value of $1 per share.

On April 14, 2015, Adrie redeemed the one share and issued 20,000,000 shares with par value of $0.000000005 per share to various shareholders that were affiliates of shareholders of Feng Hui.

On December 17, 2015, Adrie redeemed 571,428 shares and issued 571,428 with par value of $0.000000005 per share to each of the remaining shareholders on a pro rata basis.

On August 29, 2016, the Company announced a one-time dividend of $0.09 per Ordinary Share, which represents 15% of the Company’s 2015 net income. The dividend was paid on October 18, 2016 to holders of record of the Company’s Ordinary Shares on September 8, 2016. The dividend was paid in cash or Ordinary Shares, at the election of each shareholder. On October 18, 2016, the Company paid common shares dividends by cash of $1,323,275 and ordinary shares totaled 2,013 shares with par value of $8.16 amounted $17,160. The remaining dividends of $720,000 for 8,000,000 escrow shares will be paid when these shares are vested. As the Company has achieved the earn-out target of 2016, one third of escrow shares were released in 2017 and $240,000 dividends were paid by the Company in cash.

On December 19, 2016, the Company announced a one-time dividend of $0.148 per Ordinary Share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company’s third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. On January 20, 2017, the Company has paid 519,156 common share dividends.

On March 21, 2017, the Company announced a one-time dividend of $0.036 per Ordinary Share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning October 1, 2016 through December 31, 2016, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. On April 24, 2017, the Company has paid 129,872 common share dividends.

On May 26, 2017, the Company announced a one-time dividend of $0.047 per Ordinary Share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1, 2017 through March 31, 2017, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. The dividend was paid on June 23, 2017 to holders of record of the Company’s Ordinary Shares on June 5, 2017. On June 23, 2017, the Company has paid 210,925 common share dividends.

As of September 30, 2017, there were 23,758,817 ordinary shares issued and outstanding. Dividends payable on ordinary shares as of September 30, 2017 were $480,000.

Ordinary Shares held in Escrow

Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”). One-third of the Escrow Shares (along with the related accrued dividends and distributions) shall be released upon the post-combination company obtaining certain specified adjusted consolidated net income targets in each of calendar years 2016, 2017 and 2018.

The target adjusted consolidated net income ranging in 2016 from $20.2 million at the bottom to $32.0 million at the top, in 2017 from $22.6 million at the bottom to $38.0 million at the top, and in 2018 from $25.6 million at the bottom to $44.0 million at the top, and with the average adjusted consolidated net income target for the alternative earn-out payment ranging from $23.3 million at the bottom to $40.0 million at the top.

The Company has achieved the earn-out payment requirement in 2016 thus one third of 8 million escrowed restricted shares was released in 2017.

Restricted Shares

On September 23, 2016, the members of the Compensation Committee of China Lending Corporation have determined to issue 2,700 shares of restricted shares to 19 employees of the Company. Half of the shares shall be vested on September 22, 2017 and the remaining half of the shares shall be vested on September 22, 2018. In the event the employee’s services are terminated with the Company for any reason prior to vesting of the shares, the non-vested shares shall be forfeited by the employee. No restricted shares were vested as of December 31, 2016. On January 20, 2017, 200 shares of restricted shares were forfeited.

Preferred Shares

The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of September 30, 2017, there were 715,000 preferred shares issued and outstanding.

7. STOCKHOLDER’S EQUITY

Ordinary Shares

The Company is authorized to issue unlimited ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. As of December 31, 2016 and 2015, there were 22,898,864 and 20,000,000 ordinary shares issued and outstanding, respectively.

Adrie was established on November 19, 2014 with share capital of $1, which consisted of one share with a par value of $1 per share.

On April 14, 2015, Adrie redeemed the one share and issued 20,000,000 shares with par value of $0.000000005 per share to various shareholders that were affiliates of shareholders of Feng Hui.

On December 17, 2015, Adrie redeemed 571,428 shares and issued 571,428 with par value of $0.000000005 per share to each of the remaining shareholders on a pro rata basis.

Ordinary Shares held in Escrow

Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”). One-third of the Escrow Shares (along with the related accrued dividends and distributions) shall be released upon the post-combination company obtaining certain specified adjusted consolidated net income targets in each of calendar years 2016, 2017 and 2018.

The target adjusted consolidated net income ranging in 2016 from $20.2 million at the bottom to $32.0 million at the top, in 2017 from $22.6 million at the bottom to $38.0 million at the top, and in 2018 from $25.6 million at the bottom to $44.0 million at the top, and with the average adjusted consolidated net income target for the alternative earn-out payment ranging from $23.3 million at the bottom to $40.0 million at the top.

The Company has performed a preliminary assessment and estimated that target adjusted consolidated net income in 2016 would meet earn-out payment requirement thus one third of 8 million escrowed restricted shares would be released in 2017.

Restricted Shares

On September 23, 2016, the members of the Compensation Committee of China Lending Corporation have determined to issue 2,700 shares of restricted shares to 19 employees of the Company. Half of the shares shall be vested on September 22, 2017 and the remaining half of the shares shall be vested on September 22, 2018. In the event the employee’s services are terminated with the Company for any reason prior to vesting of the shares, the non-vested shares shall be forfeited by the employee. No restricted shares were vested as of December 31, 2016. On January 20, 2017, 200 shares of restricted shares were forfeited.

Preferred Shares

The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of December 31, 2016, there were 715,000 preferred shares issued and outstanding.